                 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                   Supplement dated January 1, 2004 to the
                      Prospectus dated October 23, 2003

     The Prospectus is changed as follows:

1. The section titled "Portfolio  Management" on page 13 is deleted and replaced with the following:

Portfolio  Management.  The portfolio manager of the Fund is Rohit Sah. Mr.
Sah has  primarily  responsible  for the  day-to-day  management  of the  Fund's portfolio,  since  January 1, 2004 as the Fund's Vice  President  and  portfolio manager,  and prior to that,  since  December 22, 2000,  as  coordinator  of the
Fund's  portfolio  management  team.  He is a Vice  President of the Manager who joined the Manager in June 1996.

 January 1, 2004                                          PS0815.018

              OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                Supplement dated January 1, 2004 to the
       Statement of Additional Information dated October 23, 2003

      The Statement of Additional Information is changed as follows:

1. The first sentence of the last paragraph of the section titled  "Trustees and
Officers of the Fund" on page 25 is revised to read as follows:

          Messrs.  Murphy,  Molleur,  Sah,  Vottiero,  Wixted  and
          Zack,  and Mses.  Bechtolt,  Feld and Ives  respectively
          hold the  same  offices  with  one or more of the  other
          Board I Funds as with the Fund.

2. The  paragraph  above the  "Officers of the Fund Bios" on page 30 is replaced with the following:

            The  address of the  Officers in the chart below is as
          follows:  for  Messrs.  Molleur,  Sah and  Zack  and Ms.
          Feld, Two World  Financial  Center,  225 Liberty Street,
          11th  Floor,  New  York,  NY  10281-1008,   for  Messrs.
          Vottiero and Wixted and Mses.  Bechtolt  and Ives,  6803
          S. Tucson Way, Centennial,  CO 80112-3924.  Each Officer
          serves   for  an  annual   term  or  until  his  or  her
          retirement, resignation, death or removal.

3.    The section  titled  "Officers  of the Fund" on page 30 is changed by adding the biography of Mr. Rohit Sah:

          ----------------------------------------------------------------
                               Officers of the Fund
          ----------------------------------------------------------------
          ----------------------------------------------------------------
          Name,                     Principal Occupation(s) During Past 5
          Position(s) Held with     Years
          Fund, Length of
          Service,
          Age
          ----------------------------------------------------------------
          ----------------------------------------------------------------
          Rohit Sah,             Vice President and Portfolio Manager of
          Vice President and     the Manager (since January 2004). Mr.
          Portfolio Manager      Sah joined the Manager in June 1996; an
          since January 2004     officer of 1 portfolio in the
          Age: 38                OppenheimerFunds complex.
          ----------------------------------------------------------------

January 1, 2004                                    PX815.011